Mineral interests	12 Months Ended
Dec. 31, 2023
Mineral interests
Mineral interests

12. Mineral interests

December 31, 2023	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions[2]	76,700	552,603	629,303
Disposals[3]	—	(3,000)	(3,000)
As at December 31, 2023	$1,357,954	$835,460	$2,193,414

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(44,747)	(21,390)	(66,137)
Impairment charges[4]	(8,448)	(6,836)	(15,284)
As at December 31, 2023	$(337,290)	$(83,071)	$(420,361)
Carrying value	$1,020,664	$752,389	$1,773,053

December 31, 2022	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2022	$1,277,091	$234,476	$1,511,567
Additions[5]	4,163	53,782	57,945
Disposals[6]	—	(2,401)	(2,401)
As at December 31, 2022	$1,281,254	$285,857	$1,567,111

Accumulated depletion and impairments
As at January 1, 2022	$(244,506)	$(41,828)	$(286,334)
Depletion	(39,589)	(9,417)	(49,006)
Impairment charges[7]	—	(3,600)	(3,600)
As at December 31, 2022	$(284,095)	$(54,845)	$(338,940)
Carrying value	$997,159	$231,012	$1,228,171
1.	Includes $1,168 million (2022: $1,036 million) of depletable mineral interest and $605 million (2022: $192 million) of non-depletable mineral interest.
2.	Reflects acquisition of Maverix, the Agbaou royalty ($15.5 million), the Clean Air Metals royalty ($3.7 million), the Stawell royalty ($16.6 million), the Prieska royalty ($3.5 million), the Nueva Recuperada royalty ($2.2 million) and the Johnson Camp Mine royalty ($5.5 million).
3.	Reflects the Eastern Borosi royalty buy-down ($1.0 million loss).
4.	Reflects impairment charges taken for the Renard stream ($8.5 million) and the Beaufor royalty ($6.8 million). Refer to Note 13 for further details.
5.	Reflects NCU Royalty and Stream amendment, acquisition of Clean Air Metals royalty, Beaufor royalty and Sofia royalty.
6.	Reflects Talon royalty buy-down in 2022 ($2.1 million gain).
7.	Reflects an impairment charge taken on the Beaufor royalty in 2022.

Significant cash flowing mineral interests acquired as part of the Maverix acquisition includes the following (see Note 6).

Beta Hunt

Beta Hunt mine is located in the prolific Kambalda mining district, located 600km from Perth, Western Australia. As part of the royalty agreement with Karora Resources, operator of Beta Hunt, the Company holds a 3.25% GRR and 1.5% NSR royalty on gold as well as a 1.5% NSR royalty on nickel. The royalty is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the royalty interest was $46.4 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, forecast commodity prices and estimated future production over an eight-year life of mine.

Camino Rojo

Camino Rojo is a gold and silver open-pit oxide heap leach mine located in Mexico. As part of the royalty agreement with Orla Mining, operator of Camino Rojo, the Company holds a 2.0% NSR royalty. The royalty is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the royalty interest was $27.4 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, forecast commodity prices and estimated future production over a 10-year life of mine.

El Mochito

El Mochito is a polymetallic mine located in north-western Honduras. Under the stream arrangement with Kirungu, the operator of El Mochito mine, the Company receives 25% of the silver produced from the mine with an ongoing payment of 25% of spot silver price. The stream is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the stream interest was $24.3 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, forecast commodity prices and estimated future production over a nine-year life of mine.

La Colorada

La Colorada mine is a long-life underground polymetallic mine located in Mexico. Under the stream agreement with Pan American Silver, operator of La Colorada mine, the Company receives 100% of the gold produced from the mine with an ongoing payment of $650 per ounce of gold. The stream is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the stream interest was $22.5 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, forecast commodity prices and estimated future production over an 18-year life of mine.